SCHEDULE OF DEFERRED INCOME TAX (Details) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Research & development expenses	$ 149,224
Stock based compensation	430,344
Net operating loss carry-forwards	280,630
Research & development credits	50,965
Intangibles	1,737,489
Valuation allowance	(2,648,652)
Net deferred tax assets